Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, net
Schedule of intangible assets, net

	As of December 31,
	2024	2025
	US$	US$
Purchased software	534,428	461,269
Less: Accumulated amortization	(534,428)	(461,269)
Intangible Assets, net	—	—